Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Compensation of Executives and Board Level Directors

Compensation of executives and Board level directors

For the years ended December 31,	2025	2024	2023
Short-term benefits (including salaries)	$16,541	$14,883	$17,014
Special payments	838	915	—
Post-employment benefits	1,129	1,488	1,790
Share-based payments	3,032	16,589	31,551
	$21,540	$33,875	$50,355

Schedule of Award Issued under the Omnibus Plan

The following Awards were issued under the Omnibus Plan:

For the years ended December 31,	2025	2024	2023
DSUs issued to certain members of the Board of Directors	42,729	77,252	78,040
RSUs to key management personnel, which vest over a three-year period	209,860	414,540	464,834
PSUs to key management personnel, which include both a time and performance condition on vesting	208,312	410,888	281,683
Stock options to key management personnel	—	—	550,519

Schedule of Awards Settled in a Net Settlement basis in Exchange

Of the Awards that were issued under the Omnibus Plan, the following Awards have been settled.

For the year ended December 31, 2025	Options Exercised	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	—	—
RSUs to key management personnel, which vest over a three-year period(1)	—	376,822	186,358
PSUs to key management personnel, which include both a time and performance condition on vesting(1)	—	187,349	103,678
Stock options to key management personnel	58,335	—	58,335

(1)    RSUs and PSUs were settled on a net settlement basis

For the year ended December 31, 2024	Options Exercised	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	12,434	12,434
RSUs to key management personnel, which vest over a three-year period(1)	—	223,819	96,408
PSUs to key management personnel, which include both a time and performance condition on vesting	—	230,863	145,197
Stock options to key management personnel	30,087	—	30,087

(1)    RSUs were settled on a net settlement basis